DriveWealth NYSE 100 Index ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.9%
Domestic Fixed Income — 81.1%
AB Tax Aware Short Duration Municipal ETF	295	$7,425
AB Ultra-Short Income ETF	147	7,393
Alpha Architect 1-3 Month Box ETF	71	7,466
Blackrock Flexible Income ETF	143	7,475
BlackRock Short Duration Bond ETF	147	7,426
BlackRock Short Maturity Municipal Bond ETF	148	7,399
BlackRock Ultra Short-Term Bond ETF	147	7,403
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF	149	7,417
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	147	7,379
Dimensional National Municipal Bond ETF	153	7,422
Dimensional Short-Duration Fixed Income ETF	158	7,428
First Trust Enhanced Short Maturity ETF	124	7,398
First Trust Institutional Preferred Securities & Income ETF	420	7,489
First Trust Limited Duration Investment Grade Corporate ETF	392	7,432
First Trust Preferred Securities & Income ETF	444	7,486
First Trust Senior Loan ETF	161	7,417
FlexShares Ultra-Short Income Fund	98	7,353
Goldman Sachs Access Treasury 0-1 Year ETF	74	7,381
Goldman Sachs Access Ultra-Short Bond ETF	148	7,401
Invesco BulletShares 2024 Corporate Bond ETF	354	7,393
Invesco BulletShares 2024 High Yield Corporate Bond ETF	325	7,382
Invesco BulletShares 2025 Corporate Bond ETF	363	7,425
Invesco BulletShares 2025 High Yield Corporate Bond ETF	323	7,342
Invesco BulletShares 2026 Corporate Bond ETF	385	7,430
Description	Shares	Value
Invesco Senior Loan ETF	352	$7,455
Invesco Short-Term Treasury ETF	70	7,392
Invesco Ultra-Short Duration ETF	148	7,382
Invesco Variable Rate Investment Grade ETF	296	7,397
Invesco Variable Rate Preferred ETF	323	7,455
iShares 0-3 Month Treasury Bond ETF	74	7,420
iShares 0-5 Year Investment Grade Corporate Bond ETF	151	7,429
iShares 0-5 Year TIPS Bond ETF	76	7,493
iShares 1-3 Year Treasury Bond ETF	90	7,384
iShares 1-5 Year Investment Grade Corporate Bond ETF	145	7,435
iShares Core 1-5 Year USD Bond ETF	156	7,419
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	304	7,442
iShares Fallen Angels USD Bond ETF	282	7,445
iShares Floating Rate Bond ETF	146	7,391
iShares iBonds 2024 Term High Yield & Income ETF	318	7,381
iShares iBonds Dec 2024 Term Corporate ETF	298	7,423
iShares iBonds Dec 2024 Term Treasury ETF	310	7,397
iShares iBonds Dec 2025 Term Corporate ETF	300	7,428
iShares iBonds Dec 2025 Term Treasury ETF	318	7,403
iShares iBonds Dec 2026 Term Corporate ETF	311	7,433
iShares iBonds Dec 2026 Term Treasury ETF	325	7,428
iShares Short Treasury Bond ETF	67	7,379
iShares Short-Term National Muni Bond ETF	70	7,380
iShares Treasury Floating Rate Bond ETF	147	7,419
Janus Henderson AAA CLO ETF	147	7,394
Janus Henderson Short Duration Income ETF	153	7,393
JPMorgan Ultra-Short Income ETF	147	7,384

DriveWealth NYSE 100 Index ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Description	Shares	Value
JPMorgan Ultra-Short Municipal Income ETF	146	$7,408
NEOS Enhanced Income Cash Alternative ETF	148	7,389
PGIM Ultra-Short Bond ETF	150	7,408
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	146	7,468
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	78	7,391
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	74	7,384
PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund	148	7,404
PIMCO Ultra-Short Government Active ETF	74	7,447
ProShares Bitcoin Strategy ETF	348	7,131
Schwab Short-Term U.S. Treasury ETF	153	7,413
SPDR Blackstone Senior Loan ETF	177	7,422
SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	81	7,403
SPDR Bloomberg 3-12 Month T-Bill ETF	75	7,434
SPDR Bloomberg Investment Grade Floating Rate ETF	242	7,403
SPDR Nuveen Bloomberg Short-Term Municipal Bond ETF	155	7,407
SPDR Portfolio Short-Term Corporate Bond ETF	249	7,415
SPDR Portfolio Short-Term Treasury ETF	255	7,408
SPDR SSgA Ultra Short-Term Bond ETF	183	7,390
U.S. Treasury 2 Year Note ETF	153	7,396
U.S. Treasury 3 Month Bill ETF	148	7,379
U.S. Treasury 6 Month Bill ETF	148	7,396
VanEck CLO ETF	142	7,402
VanEck IG Floating Rate ETF	295	7,419
Vanguard Short-Term Bond ETF	96	7,394
Vanguard Short-Term Corporate Bond ETF	96	7,427
Vanguard Short-Term Tax-Exempt Bond ETF	73	7,403
Vanguard Short-Term Treasury ETF	128	7,466
Description	Shares	Value
Vanguard Ultra-Short Bond ETF	150	$7,416
VictoryShares Short-Term Bond ETF	150	7,438
WisdomTree Floating Rate Treasury Fund	147	7,385
YieldMax COIN Option Income Strategy ETF	294	8,494
		608,683
International Equity — 13.9%
abrdn Physical Gold Shares ETF	383	7,561
Global X Uranium ETF	257	7,116
Goldman Sachs Physical Gold ETF	370	7,561
iShares Gold Trust ETF	194	7,572
iShares Gold Trust Micro ETF	367	7,560
iShares MSCI India Small-Cap ETF	107	7,468
iShares MSCI Poland ETF	322	7,293
iShares MSCI Spain ETF	239	7,318
iShares MSCI Sweden ETF	194	7,657
Sprott Junior Uranium Miners ETF	309	7,289
Sprott Uranium Miners ETF	154	7,434
VanEck Merk Gold Shares ETF	378	7,545
VanEck Uranium & Nuclear Energy ETF	100	7,172
WisdomTree India Earnings Fund	184	7,544
		104,090
Domestic Equity — 4.0%
Alerian MLP ETF	177	7,526
ARK Next Generation Internet ETF	101	7,666
Innovator U.S. Equity Power Buffer ETF - October	206	7,441
iShares U.S. Insurance ETF	73	7,309
		29,942
Money Market Fund — 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28%	7,044	7,044
Total Investment Companies (Cost $745,316)		749,759
Total Investments — 99.9% (Cost $745,316)		$749,759

Percentages are based on Net Assets of $750,345.